Changes in Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2013 Direct Financing Leases and Probable Loan Losses		Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses		Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses Restatement Adjustment	Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment	Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses Restatement Adjustment	Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement		Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement
Beginning balance	¥ 136,588		¥ 154,150		¥ 136,588		¥ 154,150		¥ 157,523		¥ 136,588	¥ 154,150	¥ 189,704	¥ 0	[1]	¥ 0	[1]	¥ 32,181	[1]
Provision charged to income	10,016		19,186		10,016		19,186		31,065
Charge-offs	(44,821)		(38,610)		(44,821)		(38,610)		(61,829)
Recoveries	1,633		2,351		1,633		2,351		175
Other	848	[2]	(489)	[3]	848	[4]	(489)	[4]	(4,965)	[4]
Ending balance	¥ 104,264		¥ 136,588		¥ 104,264		¥ 136,588		¥ 154,150		¥ 136,588	¥ 154,150	¥ 189,704	¥ 0	[1]	¥ 0	[1]	¥ 32,181	[1]

[1]	This effect results from our application of the accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[3]	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
[4]	Other includes mainly foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to newly consolidated subsidiaries and sales of subsidiaries.